VCA-10

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 4.6%
Airbus Se (France)	7,583	$1,006,008
Boeing Co. (The)	11,259	4,294,408
United Technologies Corp.	13,805	1,779,326

		7,079,742

Automobiles — 1.0%
Tesla Inc.*	5,337	1,493,613

Banks — 9.1%
Bank of America Corp.	100,039	2,760,076
BB&T Corp.	20,701	963,218
Citigroup, Inc.	38,574	2,400,074
JPMorgan Chase & Co.	39,297	3,978,035
PNC Financial Services Group, Inc. (The)	13,234	1,623,282
SunTrust Banks Inc.	16,396	971,463
Wells Fargo & Co.	27,623	1,334,743

		14,030,891

Biotechnology — 1.0%
BioMarin Pharmaceutical, Inc.*	16,451	1,461,342

Building Products — 0.9%
Johnson Controls International PLC	36,559	1,350,489

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	6,606	1,268,286

Chemicals — 2.1%
DowDuPont, Inc.	17,618	939,216
FMC Corp.	12,355	949,111
Linde PLC (United Kingdom)	7,854	1,381,754

		3,270,081

Communication Equipment — 2.3%
Cisco Systems, Inc.	48,356	2,610,740
Nokia OYJ (Finland), ADR	158,873	908,754

		3,519,494

Consumer Finance — 1.9%
Capital One Financial Corp.	21,436	1,751,107
SLM Corp.	120,914	1,198,258

		2,949,365

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	39,775	2,351,896

Electric Utilities — 3.7%
American Electric Power Co., Inc.	34,610	2,898,588
Exelon Corp.	54,900	2,752,137

		5,650,725

Electrical Equipment — 0.7%
Emerson Electric Co.	16,208	1,109,762

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	11,412	497,221

Entertainment — 2.0%
Fox Corp. (Class A)	1	25
Netflix, Inc.*	6,297	2,245,258
Walt Disney Co. (The)	6,997	776,864

		3,022,147

Equity Real Estate Investment Trust (REITs) — 3.7%
American Campus Communities Inc.	23,244	1,105,950
American Tower Corp.	18,075	3,561,860
Boston Properties, Inc.	8,158	1,092,193

		5,760,003

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	24,826	2,421,280

Food Products — 1.9%
Conagra Brands, Inc.	33,595	931,925
Mondelez International, Inc.	41,122	2,052,810

		2,984,735

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.*	2,035	1,161,130
Zimmer Biomet Holdings, Inc.	12,111	1,546,575

		2,707,705

Health Care Providers & Service — 1.4%
Cigna Corp.	4,547	731,249
Laboratory Corp. of America Holdings*	8,998	1,376,514

		2,107,763

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	7,458	1,416,274

Household Products — 1.5%
Procter & Gamble Co. (The)	22,280	2,318,234

Insurance — 2.9%
Brighthouse Financial, Inc.*	19,126	694,083
Chubb Ltd. (Switzerland)	16,238	2,274,619
MetLife, Inc.	36,002	1,532,605

		4,501,307

Interactive Media & Services — 5.7%
Alphabet, Inc.*	3,732	4,392,153
Facebook, Inc. (Class A Stock)*	10,985	1,831,090
Tencent Holdings Ltd. (China), ADR	53,699	2,469,080

		8,692,323

Internet & Direct Marketing Retail — 3.3%
Alibaba Group Holding Ltd. (China), ADR*	11,192	2,041,980
Amazon.com, Inc.*	1,700	3,027,275

		5,069,255

IT Services — 5.6%
Adyen NV (Netherlands)*	2,902	2,278,423
Mastercard Inc.	12,257	2,885,911
PayPal Holdings, Inc.*	23,124	2,401,196
Square, Inc.*	14,948	1,119,904

		8,685,434

Life Sciences Tools & Services — 1.3%
Illumina, Inc.*	6,680	2,075,409

Media — 2.1%
Comcast Corp. (Class A Stock)	55,914	2,235,442
Liberty Global PLC (United Kingdom) (Class A Stock)*	43,908	1,063,013

		3,298,455

Multi-Utilities — 1.1%
Ameren Corp.	23,224	1,708,125

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	13,636	620,165
Chevron Corp.	27,702	3,412,332
Noble Energy, Inc.	46,670	1,154,149
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	34,920	2,185,643
Suncor Energy, Inc. (Canada)	48,738	1,580,573
Williams Cos, Inc. (The)	28,904	830,123

		9,782,985

Pharmaceuticals — 9.2%
Allergan PLC	7,680	1,124,429
AstraZeneca PLC (United Kingdom), ADR	81,579	3,298,239
Bristol-Myers Squibb Co.	26,919	1,284,305
Elanco Animal Health, Inc.*	15,446	495,353
Eli Lilly & Co.	19,235	2,495,934
Merck & Co., Inc.	29,137	2,423,324
Pfizer, Inc.	70,555	2,996,471

		14,118,055

Road & Rail — 1.4%
Lyft, Inc.*	109	8,534
Union Pacific Corp.	12,542	2,097,022

		2,105,556

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom Ltd.	6,248	1,878,836
NVIDIA Corp.	6,685	1,200,359
Texas Instruments, Inc.	11,460	1,215,562

		4,294,757

Software — 7.1%
Adobe Systems, Inc.*	8,976	2,392,014
Microsoft Corp.	30,540	3,601,888
PTC, Inc.*	12,898	1,188,938
salesforce.com, Inc.*	17,439	2,761,814
SAP SE (Germany), ADR	8,841	1,020,782

		10,965,436

Specialty Retail — 1.8%
Lowe’s Cos, Inc.	11,400	1,247,958
Ross Stores Inc.	15,606	1,452,919

		2,700,877

Technology Hardware, Storage & Peripheral — 0.7%
Apple, Inc.	5,392	1,024,210

Textiles, Apparel & Luxury Goods — 2.8%
Lululemon Athletica, Inc. (Canada)*	10,427	1,708,672
NIKE, Inc.	16,761	1,411,444
Tapestry, Inc.	35,219	1,144,265

		4,264,381

TOTAL COMMON STOCKS (cost $104,833,491)		152,057,613

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,876,522)(a)	1,876,522	1,876,522

TOTAL INVESTMENTS — 100.1% (cost $106,710,013)		153,934,135
Liabilities in excess of other assets — (0.1)%		(199,789)

NET ASSETS — 100%		$153,734,346

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).